Net Revenue - Refund Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accrued expenses and other current liabilities [member]
Disclosure Of Refund Liabilities [Line Items]
Refund liabilities	$ 53,078.4	$ 41,038.0